UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution date:
July 25, 2006

Commission File Number of issuing entity:  333-131252-01
Long Beach Mortgage Loan Trust 2006‑A

Commission File Number of depositor: 333-131252
Long Beach Securities Corp.
(Depositor with respect to the Securities)

Washington Mutual Bank
(Sponsor with respect to the Securities)

Delaware	38-3736958
(State or other jurisdiction of incorporation)	(I.R.S. Employer Identification No.)

1400 South Douglass Road, Suite 100, Anaheim, California 92806
(Address of principal executive offices of the issuing entity)

(714) 939-5200
(Telephone number, including area code)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange
(If Section 12(b))
Long Beach Mortgage Loan Trust 2006-A Asset-Backed Certificates, Series 2006-A	[____]	[____]	[ X ]	___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [ X ]  No [__].

Part I - Distribution Information

Item 1.  Distribution and Pool Performance Information

A.        The information required by Item 1121(a)(1-9 and 13) of Regulation AB is included in the distribution report attached as Exhibit 99.1 (the "Distribution Report"), except as follows:

(i)         Fees and Expenses.  Item 1121(a)(3)(i).  All fees and expenses paid or accrued as described in the Distribution Report are paid to the parties and for the purposes as set forth in the Prospectus Supplement dated May 02, 2006 filed under File No. 333‑131252‑01 on May 04, 2006 (the "Prospectus Supplement").

(ii)                Credit Enhancements.  Item 1121(a)(3)(ii).  The general purpose of payments in respect of credit enhancement or other support identified in the Distribution Report, if applicable, and the party or parties receiving such payments, as identified in the Distribution Report, are as set forth in the Prospectus Supplement.

B.                 Advances.  Item 1121(a)(10).  The information regarding the terms and general purpose of any advances made or reimbursed during the period is as set forth in the Prospectus Supplement.

Part II - Other Information

Item 9.  Exhibits.

Exhibit No.	Description
99.1	Long Beach Mortgage Loan Trust 2006-A Monthly Distribution Report for July 2006

SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

LONG BEACH SECURITIES CORP.

Date: August 04, 2006	By:	/s/ Michael J. Giampaolo
Name: Michael J. Giampaolo Title: Executive Vice President

Index to Exhibits

Exhibit No.	Description
99.1	Long Beach Mortgage Loan Trust 2006-A Monthly Distribution Report for July 2006

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